OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4:- OTHER ACCOUNTS RECEIVABLE

	December 31,
	2012	2011
Prepaid expenses	$249	$—
Tax authorities	9	3
	$258	$3